Employee compensation and benefits - HSBC share option plans (Details) - Savings-related Share Option Plans - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee monthly savings	£ 500
Term of options granted for share-based payment arrangements	6 months
Exercise price discount	20.00%	20.00%
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	3 years
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	5 years